Acquisition of Joaquin Mineral Interests (Parenthetical) (Detail) (USD $)	Dec. 21, 2012
Business Combinations [Abstract]
Number of shares issued for acquisition (in shares)	1,310,043
Price per share of stock issued for acquisition (in usd per share)	$ 22.90